Trade and other payables	12 Months Ended
Mar. 31, 2019
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Trade and other payables
12.	Trade and other payables

The components of trade and other payables as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Trade payables	73,945	68,758
Accrued expenses	18,293	17,855
Other payables	12,484	18,279
Other payables - equipment	17,209	8,059

Total	121,931	112,951

Accrued expenses mainly consist of accrued royalty fees relating to know-how and employee payroll related accruals.

Other payables mainly consist of subcontracting expenses and system support fees.